CONCENTRATION OF RISKS (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Foreign Currency Exchange Appreciation(Depreciation) Rate	(1.40%)	(6.30%)	1.30%
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 16,027	¥ 639,184	¥ 1,022,825	$ 2,515	$ 100,302	¥ 1,316,785
China, Yuan Renminbi
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 16,027			$ 2,515